Schedule of Roll Forward of Notes Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Gross notes outstanding, beginning of period	$ 20,854	$ 21,576
Notes issued	5,257	1,353
Note repayments / redemptions	(6,143)	(2,075)
Gross notes outstanding, end of period	19,968	20,854
Less deferred financing costs, net	150	235
Notes outstanding, net	$ 19,818	$ 20,619